Equity Income Loss on Investments (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 Online Game Revolution Fund Number One KRW	Dec. 31, 2011 Online Game Revolution Fund Number One KRW	Dec. 31, 2010 Online Game Revolution Fund Number One KRW	Dec. 31, 2012 Gravity EU SAS KRW	Dec. 31, 2011 Gravity EU SAS KRW	Dec. 31, 2012 Ingamba LLC KRW	Dec. 31, 2011 Ingamba LLC KRW	Dec. 31, 2010 Ingamba LLC KRW
Schedule of Equity Method Investments [Line Items]
Equity income (loss) on investments	$ (312)	(333,000)	(242,000)	(345,000)	(51,000)	(38,000)	(358,000)	(257,000)	(70,000)	(25,000)	(134,000)	13,000